                                                              September 14, 2006

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:      The Prudential Variable Contract Account GI-2
                  (File No. 811-07545)

                  Prudential Group Variable Universal Life
                  (File No. 333-01031)

Dear Commissioners:

          On behalf of Prudential  Insurance  Company of America and The Prudential  Variable  Contract  Account GI-2 (the  "Account"),
that  Prudential has  transmitted to the  contractholders  of the  above-referenced  variable  annuity the  semi-annual  report of each applicable  underlying  funds,  for the period ended June 30,  2006.  As indicated  by the filing  information  set forth below,  those semi-annual  reports were filed with the Commission,  and we incorporate  those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.

         In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity:              AllianceBernstein Variable Products Series Fund
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-06-000138
Date of Filing:            08/30/2006

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-06-000049
Date of Filing:            08/23/06

Filer/Entity:              Dreyfus Variable Investment Funds, Inc.
Registration No.:          811-05125
CIK No.:                   0000813383
Accession No.:             0000813383-06-000016
Date of Filing:            08/17/2006

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-06-180665
Date of Filing:            08/28/2006

Filer/Entity:              Janus Aspen Series - Institutional Shares
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0001104659-06-056995
Date of Filing:            08/25/2006

Filer/Entity:              JP Morgan Series Trust II
Registration No.:          811-08212
CIK No.:                   0000916118
Accession No.:             0001145443-06-002922
Date of Filing:            09/07/2006

Filer/Entity:              Lazard Retirement Series, Inc.
Registration No.:          811-08071
CIK No.:                   0001033669
Accession No.:             0000930413-06-006123
Date of Filing:            08/23/2006

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-06-000416
Date of Filing:            08/29/2006

Filer/Entity:              Neuberger Berman Advisers Management Trust
Registration No.:          811-04255
CIK No.:                   0000736913
Accession No.:             0000943663-06-000261
Date of Filing:            08/28/2006

Filer/Entity:              Scudder Variable Series II
Registration No.:          811-05002
CIK No.:                   0000810573
Accession No.:             0000088053-06-000941
Date of Filing:            08/25/2006

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000032
Date of Filing:            08/24/2006

Filer/Entity:              T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000033
Date of Filing:            08/24/2006

Filer/Entity:              T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-06-000034
Date of Filing:            08/24/2006

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-06-183738
Date of Filing:            08/31/2006

If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                            Sincerely,

                                            /s/ C. Christopher Sprague
                                            C. Christopher Sprague
                                            Vice President, Corporate Counsel